Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue:
License and research revenue	$ 1,650	$ 2,054	$ 2,923	$ 4,164
Product sales and services	2,195	2,053	4,302	5,431
Other revenues	1,696	1,926	3,456	3,798
Total revenue	5,541	6,033	10,681	13,393
Costs and expenses:
Cost of goods and services sold	(1,283)	(1,547)	(2,278)	(2,865)
Research and development	(7,304)	(7,722)	(15,833)	(13,707)
Selling, general and administrative	(2,706)	(2,913)	(5,197)	(8,096)
Fair value remeasurement of acquisition liabilities	(28,623)	(182)	(31,599)	4,898
Total	(39,916)	(12,364)	(54,907)	(19,770)
Profit (loss) from operations	(34,375)	(6,331)	(44,226)	(6,377)
Interest income net	(640)	250	(1,069)	416
Interest expense on the debt related to the royalty agreement	(2,015)	0	(2,015)	0
Foreign exchange gain (loss)	(33)	156	(9)	23
Other income (loss)	501	9	466	76
Income (loss) before income taxes	(36,562)	(5,916)	(46,853)	(5,862)
Income tax benefit (expense)	3,708	(1)	5,170	(43)
Net income (loss)	$ (32,854)	$ (5,917)	$ (41,683)	$ (5,905)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (1.29)	$ (0.24)	$ (1.64)	$ (0.24)
Diluted earnings (loss) per share	$ (1.29)	$ (0.24)	$ (1.64)	$ (0.24)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,421	25,157	25,418	25,085
Diluted (in shares)	25,421	25,157	25,418	25,085